Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Reconciliation of Liabilities arising from Financing Activities - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation of Liabilities arising from Financing Activities [Abstract]
Balance beginning	$ 368,747	$ 38,153
Lease payment	(224,309)	(109,219)
Interest paid	13,139	11,550
Total changes from financing cash flow	(211,170)	(97,669)
New leases	110,206	427,672
Disposal of subsidiaries (note 24)	(134,965)
Exchange realignments	461	591
Total other changes	(24,298)	428,263
Balance ending	$ 133,279	$ 368,747